DISCONTINUED OPERATIONS (Tables) - Discontinued business	12 Months Ended
Mar. 31, 2023
2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

Results of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

For the fiscal year ended March 31,
2021
RMB

Revenues
To consumers
Transaction facilitation revenue	—
Loan facilitation revenue	—
Total revenues	—

Cost of revenues	—
Gross profit	—

Operating expenses
Sales and marketing	—
Research and development	—
General and administrative	—
Losses from guarantee liabilities	—
Impairment for net assets transferred	(420,000)
Total operating expenses	(420,000)

Loss from operations	(420,000)
Interest income, net	—
Other expenses, net	—
Loss from the divestiture of 2C intra-regional and loan facilitation business	(14,745)
Foreign exchange gain	—
Loss from discontinued operations before income tax expense	(434,745)
Income tax expense	—
Net loss from discontinued operations	(434,745)

2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results	Results of the discontinued operations of 2B business were as follows:

For the fiscal year ended March 31,
2021
RMB

Transaction facilitation revenue	5,198
Cost of revenues	(1,384)
Gross profit	3,814

Operating expenses
Sales and marketing	(8,063)
Research and development	—
General and administrative	(1,218)
Provision for credit losses	—
Total operating expenses	(9,281)

Gain from the divestiture of 2B business	735,956
Net income from discontinued operations	730,489

Schedule of discontinued operations, cash flow	The condensed cash flows of the discontinued operations of 2B business were as follows:

For the fiscal year ended March 31,
2021
RMB

Net cash used in operating activities	(9,491)